Revenue - Contract costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jan. 01, 2019
Contract with Customer, Asset and Liability [Abstract]
Contract with Customer, Liability	$ 28,900	$ 22,000	$ 28,900	$ 22,000	$ 24,900	$ 26,400
Contract with Customer, Liability	32,685		32,685		$ 28,759
Contract with Customer, Liability, Revenue Recognized	$ 26,400	$ 20,800	$ 24,900	$ 26,400